Stockholders' Equity - (Common Stock are Reserved for Future Issuance) (Detail) - shares shares in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Warrants outstanding	19,557	2,570	1,116	428
Stock options outstanding	505	561	663
Options reserved for future issuance under the Company's 2016 Incentive Plan	466
Shares reserved for future issuance under the Employee Stock Purchase Plan	17
Total reserved for future issuance	20,545